RESERVES (Tables)	12 Months Ended
Jun. 30, 2020
RESERVES [Abstract]
Reserves
	Note		2020 US$	2019 US$	2018 US$
Share-based payments reserve	13(b	)	1,311,675	2,287,301	1,897,391
Foreign currency translation reserve	13(e	)	(796,565)	(297,166)	68,917
			515,110	1,990,135	1,966,308

Movements in Share-based Payments Reserve
(b)	Movements in share-based payments reserve

Details	Number of Incentive Options	Number of Performance Rights	Number of Shares	US$
2020
Opening balance at July 1, 2019	84,650,000	50,000	-	2,287,301
Grant of incentive securities (1)	25,950,000	7,500,000	2,000,000	-
Exercise of incentive options	(31,500,000)	-	-	(706,570)
Conversion of performance rights	-	(2,500,000)	-	(114,072)
Transfer to issued capital upon issue of shares to non-executive directors	-	-	(2,000,000)	(93,989)
Expiry of incentive options	(25,475,000)	-	-	(531,934)
Lapse of performance rights	-	(50,000)	-	-
Share-based payment expense	-	-	-	470,939
Closing balance at June 30, 2020	53,625,000	5,000,000	-	1,311,675

2019
Opening balance at July 1, 2018	79,700,000	1,500,000	-	1,897,391
Grant of incentive securities (1)	4,950,000	-	-	-
Conversion of performance rights	-	(350,000)	-	(48,465)
Lapse of performance rights	-	(1,100,000)	-	-
Share-based payment expense	-	-	-	438,375
Closing balance at June 30, 2019	84,650,000	50,000	-	2,287,301

2018
Opening balance at July 1, 2017	56,450,000	2,200,000	-	861,973
Grant of incentive securities (1)	28,250,000	400,000	-	-
Exercise of incentive options	(5,000,000)	-	-	(136,746)
Expiry of performance rights	-	(1,100,000)	-	-
Share-based payment expense	-	-	-	1,172,164
Closing balance at June 30, 2018	79,700,000	1,500,000	-	1,897,391

Notes:

(1)	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, refer to Note 17 of the financial statements.

Movements in Foreign Currency Translation Reserve
(e)	Movements in foreign currency translation reserve

	2020 US$	2019 US$	2018 US$
Balance at July 1	(297,166)	68,917	318,122
Exchange differences arising on translation of foreign operations	(499,399)	(366,083)	(249,205)
Balance at June 30	(796,565)	(297,166)	68,917